Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Purchase price allocation business combinations	The fair value of assets and liabilities acquired in 2021 (Concil) and 2020 (CDS, Zygo and Moip) were as follows:

	December 31, 2021	December 31, 2020

Fair value of assets and liabilities acquired
Cash and cash equivalents	529	38,385
Accounts receivable acquired	540	537,570
Financial investments acquired	—	177,772
Other Assets acquired	1,092	30,988
Payables to third parties assumed	—	(566,244)
Liabilities assumed	(4,020)	(42,263)
Customer portfolio, expenditures with software and others	45,763	58,506
Deferred taxes	(12,891)	(19,960)
Contingency liability	(7,848)	—
Value of net assets	23,165	214,754
Goodwill	20,731	154,234
Purchase cost	43,896	368,988
Consideration for the purchase settled in cash	35,000	315,287
Cash and cash equivalents at the subsidiary acquired	(529)	(38,385)
Amount paid on acquisitions less cash and cash equivalents acquired	34,471	276,902